Fair value measurement - Convertible and exchangeable bonds (Details) - Level 3 - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Convertible and exchangeable bonds accounted for under the fair value option
Additions	¥ 3,022
Net decrease increase in fair value	14
Foreign currency translation adjustments	3
Convertible and exchangeable bonds
Convertible and exchangeable bonds accounted for under the fair value option
Balance as of beginning	3,197	¥ 6,392
Additions	311	730
Net decrease increase in fair value	63	(1,243)
Disposal	(1,767)	(2,645)
Conversion	(985)	(107)
Foreign currency translation adjustments	(1)	70
Balance as of end	¥ 818	¥ 3,197